Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies
Schedule of changes to the allowance for doubtful accounts

At December 31, 2017, 2016 and 2015 changes to the allowance for doubtful accounts are summarized as follows ($000’s):

	Balance at				Balance at
	beginning		Charged to		end
Year ended:	of year	Acquisition	Expense	Write-offs	of year
December 31, 2017	$1,353	—	$3,024	$(3,723)	$654
December 31, 2016	$1,084	$—	$881	$(612)	$1,353
December 31, 2015	$285	$742	$368	$(311)	$1,084

Schedule of range of estimated useful lives
Years
Land improvements	3 - 25
Buildings	11 - 40
Machinery and equipment	3 - 30
Furniture and office equipment	5 - 10
Computer hardware and software	3 - 5